SCHEDULE OF BASIC AND DILUTED PER ORDINARY SHARE AND PER ADS (Details) (Parenthetical)				1 Months Ended
	Aug. 24, 2025	Aug. 15, 2025	Feb. 26, 2025	Aug. 31, 2025
Accounting Policies [Abstract]
Reverse stock split	reverse share split of its Ordinary Shares at a ratio of 1-for-7.	1:7 reverse share split	ADSs from 1 ADS representing 30 Ordinary Shares to 1 ADS representing 90 Ordinary Shares.	1:7 reverse share split